Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
7.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2020	2019

Computer and accessories	$47,922	$22,358
Office Equipment	43,286	48,582
Software	-	8,351
Leasehold improvement	373,739	328,645

Less: accumulated depreciation	(163,981)	(79,915)
Property and equipment, net	$300,966	$328,021

Depreciation expense for the years ended December 31, 2020, 2019 and 2018 was $74,321, $78,085 and $2,624, respectively.